FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Financial Income, Net
	Year ended December 31,
	2017	2016	2015

Financial income (expenses):
Interest income	$2,513	$2,466	$2,174

Financial expenses:
Exchange rate differences and other	602	186	1,480
Amortization/accretion of premium/discount on marketable securities, net	1,017	1,221	1,278

	$894	$1,059	$(584)